PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 85.4% of Net Assets
Non-Convertible Bonds – 80.7%
	Aerospace & Defense – 0.9%
$ 20,000	Boeing Co., 2.950%, 2/01/2030	$17,383
20,000	Boeing Co., 5.150%, 5/01/2030	19,807
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	18,532
125,000	Textron, Inc., 3.000%, 6/01/2030	108,958
20,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	19,902
10,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	10,038

		194,620

	Airlines – 0.6%
66,193	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	56,003
10,275	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	9,854
55,000	United Airlines Pass-Through Trust, Series 2023-1, 5.800%, 7/15/2037	56,039

		121,896

	Apartment REITs – 0.0%
10,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	7,940

	Automotive – 1.2%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	50,686
70,000	General Motors Co., 5.200%, 4/01/2045	59,712
40,000	General Motors Co., 6.250%, 10/02/2043	39,116
5,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	4,044
5,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	4,957
90,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	90,721
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(a)	4,389

		253,625

	Banking – 12.8%
40,000	Ally Financial, Inc., 2.200%, 11/02/2028	31,925
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(a)	45,825

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$ 50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(a)	$32,250
30,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	29,721
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	260,603
200,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	199,207
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	158,262
215,000	Citigroup, Inc., 4.450%, 9/29/2027	205,288
250,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	222,577
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	124,577
390,000	Morgan Stanley, 3.625%, 1/20/2027	370,309
50,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	49,352
80,000	Morgan Stanley, (fixed rate to 1/21/2027, variable rate thereafter), 2.475%, 1/21/2028	72,195
200,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	176,008
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	103,540
200,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	160,439
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	184,467
250,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	255,857

		2,682,402

	Brokerage – 0.9%
15,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	15,299
180,000	Jefferies Financial Group, Inc., 6.500%, 1/20/2043	180,086

		195,385

	Building Materials – 1.0%
260,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	218,895

	Cable Satellite – 5.0%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	100,981
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	99,923
35,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	28,542

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 25,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	$23,281
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	9,750
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	3,785
20,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	16,093
90,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	55,371
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	4,389
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	113,175
200,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	88,987
200,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	93,142
15,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	13,585
175,000	DISH DBS Corp., 5.125%, 6/01/2029	81,261
175,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	140,380
45,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	33,470
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	149,598

		1,055,713

	Chemicals – 1.5%
15,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	14,897
10,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	10,087
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	67,513
15,000	FMC Corp., 3.450%, 10/01/2029	13,122
60,000	Hercules LLC, 6.500%, 6/30/2029	55,583
200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	158,074

		319,276

	Construction Machinery – 0.7%
90,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	87,878

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Construction Machinery – continued
$ 20,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	$19,515
35,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	32,984

		140,377

	Consumer Cyclical Services – 2.6%
10,000	Expedia Group, Inc., 2.950%, 3/15/2031	8,427
195,000	Expedia Group, Inc., 3.250%, 2/15/2030	169,718
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	42,842
325,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	299,130
25,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	25,571

		545,688

	Electric – 0.7%
15,000	AES Corp., 2.450%, 1/15/2031	12,124
5,000	AES Corp., 3.950%, 7/15/2030, 144A	4,482
60,000	Calpine Corp., 3.750%, 3/01/2031, 144A	48,606
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	18,095
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	30,935
15,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	14,588
20,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	18,315

		147,145

	Finance Companies – 6.8%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	137,906
20,000	Air Lease Corp., 3.125%, 12/01/2030	16,661
60,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	50,173
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(a)	33,382
125,000	Aircastle Ltd., 4.125%, 5/01/2024	121,632
15,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(a)	10,469
40,000	Ares Capital Corp., 2.875%, 6/15/2028	33,079

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – continued
$ 60,000	Ares Capital Corp., 3.200%, 11/15/2031	$45,994
35,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	31,173
35,000	Aviation Capital Group LLC, 6.250%, 4/15/2028, 144A	34,896
30,000	Aviation Capital Group LLC, 6.375%, 7/15/2030, 144A	29,749
30,000	Barings BDC, Inc., 3.300%, 11/23/2026	26,134
115,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	97,097
20,000	FS KKR Capital Corp., 3.125%, 10/12/2028	16,281
55,000	GATX Corp., 5.450%, 9/15/2033	54,114
75,000	Hercules Capital, Inc., 3.375%, 1/20/2027	64,970
60,000	Navient Corp., 5.000%, 3/15/2027	53,677
30,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	25,882
5,000	OneMain Finance Corp., 3.500%, 1/15/2027	4,290
10,000	OneMain Finance Corp., 5.375%, 11/15/2029	8,502
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,825
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	42,443
70,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	57,037
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	49,667
140,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	123,900
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	63,035
160,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	129,737
60,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	46,934

		1,418,639

	Financial Other – 0.8%
30,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	23,571
120,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	103,488
35,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031, 144A	28,751

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Financial Other – continued
$200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	$13,263

		169,073

	Food & Beverage – 1.5%
30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	27,706
20,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	16,960
10,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	7,906
10,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	8,575
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	49,400
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	52,582
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	148,971

		312,100

	Gaming – 0.9%
20,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	16,148
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	54,707
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	5,006
85,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029, 144A	74,593
20,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	18,710
5,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	4,724
5,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	4,831
10,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	9,938

		188,657

	Government Sponsored – 0.2%
35,000	Petrobras Global Finance BV, 6.500%, 7/03/2033	34,248

	Health Insurance – 0.7%
90,000	Centene Corp., 2.500%, 3/01/2031	71,772
35,000	Centene Corp., 2.625%, 8/01/2031	27,891
20,000	Centene Corp., 3.000%, 10/15/2030	16,666

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Health Insurance – continued
$ 5,000	Centene Corp., 4.625%, 12/15/2029	$4,602
25,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	20,959

		141,890

	Healthcare – 1.5%
75,000	Cigna Group, 4.375%, 10/15/2028	72,521
10,000	CVS Health Corp., 5.250%, 1/30/2031	9,969
84,398	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	72,813
5,000	Encompass Health Corp., 4.750%, 2/01/2030	4,553
165,000	HCA, Inc., 4.125%, 6/15/2029	152,689

		312,545

	Home Construction – 0.5%
75,000	MDC Holdings, Inc., 3.966%, 8/06/2061	44,752
60,000	PulteGroup, Inc., 6.000%, 2/15/2035	60,664

		105,416

	Independent Energy – 3.4%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	133,396
147,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	112,941
103,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	97,918
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	17,131
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	22,562
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	34,950
10,000	EQT Corp., 3.125%, 5/15/2026, 144A	9,194
30,000	EQT Corp., 3.625%, 5/15/2031, 144A	25,803
45,000	EQT Corp., 3.900%, 10/01/2027	41,603
10,000	EQT Corp., 5.000%, 1/15/2029	9,415
10,000	EQT Corp., 5.700%, 4/01/2028	9,870
60,000	EQT Corp., 7.000%, 2/01/2030	62,822

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$ 10,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	$9,898
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	29,617
5,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	5,747
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	44,694
50,000	Ovintiv, Inc., 6.500%, 8/15/2034	50,108
5,000	Southwestern Energy Co., 4.750%, 2/01/2032	4,407

		722,076

	Industrial Other – 0.1%
20,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	17,038

	Leisure – 1.3%
40,000	Carnival Corp., 5.750%, 3/01/2027, 144A	36,824
30,000	Carnival Corp., 6.000%, 5/01/2029, 144A	26,785
50,000	Carnival Corp., 9.875%, 8/01/2027, 144A	52,082
30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	28,067
25,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	24,308
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	9,000
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	55,952
35,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	32,113

		265,131

	Life Insurance – 1.0%
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	42,761
55,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	50,897
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	73,551
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	24,788
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	28,380

		220,377

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Lodging – 1.3%
$ 60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	$50,024
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	34,735
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	8,390
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	22,186
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	23,937
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	16,816
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	17,261
45,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	38,287
70,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	59,238

		270,874

	Media Entertainment – 1.7%
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	64,080
90,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	68,823
135,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	132,853
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	5,018
5,000	Netflix, Inc., 5.875%, 11/15/2028	5,164
15,000	Netflix, Inc., 6.375%, 5/15/2029	15,870
15,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	13,712
60,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	53,213

		358,733

	Metals & Mining – 3.4%
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	190,605
50,000	ArcelorMittal SA, 6.800%, 11/29/2032	51,333
20,000	ArcelorMittal SA, 7.000%, 10/15/2039	20,877
25,000	ATI, Inc., 5.875%, 12/01/2027	24,194
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	195,100

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 45,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031, 144A	$38,422
10,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	9,215
10,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	9,422
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	126,071
15,000	Glencore Funding LLC, 5.700%, 5/08/2033, 144A	14,883
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	31,105
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	7,437

		718,664

	Midstream – 3.1%
15,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	12,340
75,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	66,037
5,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	4,589
25,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033, 144A	25,073
55,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	46,551
10,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	9,782
65,000	Enbridge, Inc., 5.700%, 3/08/2033	65,893
55,000	Energy Transfer LP, 4.000%, 10/01/2027	51,502
35,000	Energy Transfer LP, 5.750%, 2/15/2033	35,229
5,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	4,994
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	24,660
35,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	33,118
15,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	13,087
15,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	14,756
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	75,809
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	13,309
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	7,473

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$ 25,000	Targa Resources Corp., 6.125%, 3/15/2033	$25,545
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	13,009
5,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	4,621
45,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	36,850
20,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	17,199
10,000	Western Midstream Operating LP, 4.300%, 2/01/2030	8,978
20,000	Western Midstream Operating LP, 5.300%, 3/01/2048	16,694
5,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,224
10,000	Western Midstream Operating LP, 5.500%, 2/01/2050	8,191
5,000	Western Midstream Operating LP, 6.150%, 4/01/2033	5,039

		644,552

	Office REITs – 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	7,598

	Other REITs – 0.1%
15,000	EPR Properties, 3.600%, 11/15/2031	11,698

	Paper – 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	38,404

	Pharmaceuticals – 1.9%
45,000	Astrazeneca Finance LLC, 4.875%, 3/03/2028	44,974
65,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	38,688
55,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	23,375
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	2,162
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	44,433
85,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	76,164
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	164,332

		394,128

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Property & Casualty Insurance – 1.3%
$175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	$137,071
40,000	HUB International Ltd., 7.250%, 6/15/2030, 144A	41,304
65,000	SiriusPoint Ltd., 4.600%, 11/01/2026, 144A	53,995
55,000	Stewart Information Services Corp., 3.600%, 11/15/2031	42,228

		274,598

	Restaurants – 0.7%
125,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	115,397
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	40,650

		156,047

	Retail REITs – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	103,657
75,000	SITE Centers Corp., 3.625%, 2/01/2025	70,578

		174,235

	Retailers – 0.3%
65,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	56,649
10,000	Tapestry, Inc., 3.050%, 3/15/2032	7,986

		64,635

	Technology – 7.1%
15,000	Arrow Electronics, Inc., 6.125%, 3/01/2026	14,964
20,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	15,341
30,000	Broadcom, Inc., 4.150%, 11/15/2030	27,602
55,000	Broadcom, Inc., 4.300%, 11/15/2032	50,450
10,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	8,979
10,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,568
35,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	30,409
110,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	92,820
20,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	18,343
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	90,489

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 60,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	$47,304
65,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	60,341
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	4,379
35,000	Flex Ltd., 6.000%, 1/15/2028	35,545
5,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	4,402
25,000	Global Payments, Inc., 2.900%, 5/15/2030	21,189
25,000	Global Payments, Inc., 2.900%, 11/15/2031	20,338
15,000	Global Payments, Inc., 5.300%, 8/15/2029	14,614
30,000	Global Payments, Inc., 5.400%, 8/15/2032	29,233
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	54,063
35,000	Jabil, Inc., 1.700%, 4/15/2026	31,316
35,000	Leidos, Inc., 5.750%, 3/15/2033	34,771
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028	26,192
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031	20,957
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	249,882
65,000	Micron Technology, Inc., 5.875%, 9/15/2033	64,411
25,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	20,134
5,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	4,833
15,000	Open Text Corp., 6.900%, 12/01/2027, 144A	15,270
60,000	Oracle Corp., 3.950%, 3/25/2051	45,367
30,000	Oracle Corp., 6.150%, 11/09/2029	31,247
55,000	S&P Global, Inc., 4.250%, 5/01/2029	53,452
60,000	TD SYNNEX Corp., 1.750%, 8/09/2026	52,294
50,000	Trimble, Inc., 6.100%, 3/15/2033	50,662
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	33,410
20,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	20,938

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 35,000	VMware, Inc., 2.200%, 8/15/2031	$27,503
30,000	Western Digital Corp., 2.850%, 2/01/2029	23,969
30,000	Western Digital Corp., 4.750%, 2/15/2026	28,576

		1,484,557

	Transportation Services – 0.5%
45,000	ERAC USA Finance LLC, 4.900%, 5/01/2033, 144A	43,972
60,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	54,326

		98,298

	Treasuries – 8.4%
135,000	U.S. Treasury Bonds, 1.125%, 8/15/2040	86,801
255,000	U.S. Treasury Bonds, 1.875%, 2/15/2051	168,848
155,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	112,012
415,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	370,322
805,000	U.S. Treasury Notes, 0.250%, 9/30/2023	795,216
230,000	U.S. Treasury Notes, 1.500%, 2/29/2024(b)	224,088

		1,757,287

	Wireless – 3.3%
40,000	American Tower Corp., 5.500%, 3/15/2028	39,722
80,000	Crown Castle, Inc., 2.500%, 7/15/2031	65,721
40,000	Crown Castle, Inc., 5.100%, 5/01/2033	39,307
70,000	SBA Communications Corp., 3.125%, 2/01/2029	59,336
55,000	Sprint Capital Corp., 8.750%, 3/15/2032	66,474
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	117,396
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	57,356
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	244,136

		689,448

	Total Non-Convertible Bonds (Identified Cost $19,596,175)	16,933,908

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 4.7%
	Airlines – 0.5%
$ 20,000	JetBlue Airways Corp., 0.500%, 4/01/2026	$16,425
85,000	Southwest Airlines Co., 1.250%, 5/01/2025	97,453

		113,878

	Cable Satellite – 1.0%
45,000	DISH Network Corp., Zero Coupon, 0.000%-29.314%, 12/15/2025(c)	23,908
350,000	DISH Network Corp., 3.375%, 8/15/2026	177,625

		201,533

	Consumer Cyclical Services – 0.3%
5,000	Peloton Interactive, Inc., Zero Coupon, 0.798%, 2/15/2026(d)	3,792
65,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.152%, 12/15/2025(c)	59,586

		63,378

	Electric – 0.2%
50,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028, 144A	47,750

	Gaming – 0.1%
10,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	12,390

	Healthcare – 0.5%
140,000	Teladoc Health, Inc., 1.250%, 6/01/2027	111,300

	Independent Energy – 0.1%
20,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029, 144A	22,304

	Leisure – 0.2%
40,000	NCL Corp. Ltd., 1.125%, 2/15/2027	36,787

	Media Entertainment – 0.2%
30,000	Snap, Inc., Zero Coupon, 6.709%-6.954%, 5/01/2027(c)	22,200
25,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.777%, 3/15/2026(c)	21,238

		43,438

	Pharmaceuticals – 1.1%
195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	196,035
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027(d)	10,724

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Pharmaceuticals – continued
$ 40,000	Livongo Health, Inc., 0.875%, 6/01/2025	$36,136

		242,895

	Technology – 0.5%
5,000	Nutanix, Inc., 0.250%, 10/01/2027	4,228
60,000	Splunk, Inc., 1.125%, 6/15/2027	51,750
40,000	Unity Software, Inc., Zero Coupon, 7.084%-8.213%, 11/15/2026(c)	31,940
5,000	Wolfspeed, Inc., 0.250%, 2/15/2028	3,830
15,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	11,565

		103,313

	Total Convertible Bonds (Identified Cost $1,299,938)	998,966

	Total Bonds and Notes (Identified Cost $20,896,113)	17,932,874

Collateralized Loan Obligations – 3.3%
250,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD LIBOR + 2.900%, 8.150%, 4/20/2034, 144A(e)	231,648
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 2.900%, 8.160%, 7/15/2030, 144A(e)	232,653
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD LIBOR + 3.250%, 8.500%, 4/20/2034, 144A(e)	227,634

	Total Collateralized Loan Obligations (Identified Cost $750,000)	691,935

Shares
Preferred Stocks – 1.1%
Convertible Preferred Stocks - 1.1%
	Banking – 1.0%
97	Bank of America Corp., Series L, 7.250%	113,666
83	Wells Fargo & Co., Series L, Class A, 7.500%	95,616

		209,282

	Technology – 0.1%
273	Clarivate PLC, Series A, 5.250%	11,207

	Total Preferred Stocks (Identified Cost $281,607)	220,489

Principal Amount	Description	Value (†)
Short-Term Investments – 9.2%
$563,810	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $563,918 on 7/03/2023 collateralized by $665,200 U.S. Treasury Note, 0.500% due 5/31/2027 valued at $575,151 including accrued interest(g)	$563,810
325,000	U.S. Treasury Bills, 5.115%, 12/14/2023(h)	317,266
325,000	U.S. Treasury Bills, 5.140%, 10/17/2023(h)	320,014
425,000	U.S. Treasury Bills, 5.201%, 10/24/2023(h)	418,050
325,000	U.S. Treasury Bills, 5.231%, 12/28/2023(h)	316,586

	Total Short-Term Investments (Identified Cost $1,935,572)	1,935,726

	Total Investments – 99.0% (Identified Cost $23,863,292)	20,781,024
	Other assets less liabilities – 1.0%	205,358

	Net Assets – 100.0%	$20,986,382

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Perpetual bond with no specified maturity date.
(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $7,214,385 or 34.4% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	7	$1,439,797	$1,423,406	$(16,391)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	5	567,901	561,328	(6,573)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	3	325,910	321,281	(4,629)
CBOT U.S. Long Bond Futures	9/20/2023	24	3,031,649	3,045,750	14,101
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	6	803,739	817,312	13,573

Total					$81

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	9	$1,071,645	$1,065,937	$5,708

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$17,932,874	$—	$17,932,874
Collateralized Loan Obligations	—	691,935	—	691,935
Preferred Stocks*	220,489	—	—	220,489
Short-Term Investmentss	—	1,935,726	—	1,935,726

Total Investments	$220,489	$20,560,535	$—	$20,781,024

Futures Contracts (unrealized appreciation)	33,382	—	—	33,382

Total	$253,871	$20,560,535	$—	$20,814,406

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(27,593)	$—	$—	$(27,593)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. As of June 30, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$33,382

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(27,593)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2023 (Unaudited)

Banking	13.8%
Treasuries	8.4
Technology	7.7
Finance Companies	6.8
Cable Satellite	6.0
Independent Energy	3.5
Metals & Mining	3.4
Wireless	3.3
Midstream	3.1
Pharmaceuticals	3.0
Consumer Cyclical Services	2.9
Healthcare	2.0
Other Investments, less than 2% each	22.6
Short-Term Investments	9.2
Collateralized Loan Obligations	3.3

Total Investments	99.0
Other assets less liabilities (including futures contracts)	1.0

Net Assets	100.0%